AQR FUNDS

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

VIA EDGAR

December 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of the AQR International Momentum Fund (the “Fund”), a series of the AQR Funds (the “Trust”), I hereby submit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class N prospectuses dated November 27, 2012.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Vice President

Cc:	Brendan R. Kalb, Esq.

Rose F. DiMartino, Esq.

Ryan P. Brizek, Esq.